Fresh Start Accounting (Details) - USD ($) $ in Millions	2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016		Dec. 31, 2015		Jun. 30, 2017	Mar. 31, 2016	Oct. 25, 2014	Dec. 31, 2013
Fresh-Start Adjustment [Line Items]
Proceeds from Other Equity	$ 0			$ 600	$ 0		$ 1
Cancellation of predecessor company equity				(162)
Cash and Cash Equivalents, at Carrying Value		$ 144			228		221
Accounts receivable		332			280		292
Inventory, Raw Materials, Net of Reserves		152			119		143
Inventory, Finished Goods, Net of Reserves		276			271		238
Other current assets		64			50		48
Assets, Current		968			948		942
Equity Method Investments		19			20		19
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		13			9		9
Other Assets, Noncurrent		11			20		19
Land		78			74		73
Buildings and Improvements, Gross		327			307		293
Machinery and Equipment, Gross		1,100			959		875
Property, Plant and Equipment, Gross		1,505			1,340		1,241
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(354)			(265)		(134)
Property and equipment, net		1,151			1,075		1,107
Goodwill	218	216			211		211
Intangible Assets, Net (Excluding Goodwill)		(308)			(323)		(356)
Assets		2,686			2,606	[1]	2,663	[1]
Trade payables		274			238		223
Long-term Debt, Current Maturities		36			36		36
Accrued Salaries, Current		60			61		43
Accrued expenses and other liabilities		109			123		83
Liabilities, Current		510			477		401
Long-term Debt, Excluding Current Maturities		1,185			1,167		1,169
Pension liabilities					341		333
Deferred income taxes		67			66		70
Other liabilities					73		64
Liabilities		2,169			2,124		2,037
Accumulated other comprehensive income	28	25	$ 6		76		92		$ 35	$ 13
Net Gain on Fresh Start Adjustments	0			377			0
Accumulated deficit		(325)			(306)		(143)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	769	517		0	482		626				$ 857	$ (1,480)
Bankruptcy Claims, Amount Paid to Settle Claims				(11)
Repayments of Long-term Debt	$ 0	$ 0	$ (16)	(315)	$ (16)		$ (10)
Other fees and expenses paid upon emergence				(34)
LSTC payments at emergence				(11)
Predecessor [Member]
Fresh-Start Adjustment [Line Items]
Issuance of Successor Company common stock				0
Cash and Cash Equivalents, at Carrying Value				162
Accounts receivable				335
Inventory, Raw Materials, Net of Reserves				131
Inventory, Finished Goods, Net of Reserves				315
Deferred income taxes				9
Other current assets				74
Assets, Current				1,026
Equity Method Investments				10
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent				4
Other Assets, Noncurrent				24
Land				71
Buildings and Improvements, Gross				371
Machinery and Equipment, Gross				1,479
Property, Plant and Equipment, Gross				1,921
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment				(1,050)
Property and equipment, net				871
Goodwill				358							(358)
Intangible Assets, Net (Excluding Goodwill)				(398)							(398)
Assets				2,691
Trade payables				260
Long-term Debt, Current Maturities				1,850
Accrued interest				6
Accrued income taxes				5
Deferred Tax Liabilities, Net, Current				9
Accrued Salaries, Current				44
Accrued expenses and other liabilities				86
Liabilities, Current				2,260
Long-term Debt, Excluding Current Maturities				7
Pension liabilities				133
Deferred income taxes				55
Other liabilities				54
Liabilities Subject to Compromise				2,026
Liabilities				4,535
Common Stock (Successor)				0
Common Stock (Predecessor)				0
Additional paid-in capital (Predecessor)				713
Accumulated other comprehensive income				(211)
Accumulated deficit				(2,768)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				(1,844)
Noncontrolling interests				2,691
Reorganization adjustments [Member]
Fresh-Start Adjustment [Line Items]
Issuance of Successor Company common stock				857
Cash and Cash Equivalents, at Carrying Value				91
Accounts receivable				0
Inventory, Raw Materials, Net of Reserves				0
Inventory, Finished Goods, Net of Reserves				0
Deferred income taxes				56
Other current assets				0
Assets, Current				147
Equity Method Investments				0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent				0
Other Assets, Noncurrent				0
Land				0
Buildings and Improvements, Gross				0
Machinery and Equipment, Gross				0
Property, Plant and Equipment, Gross				0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment				0
Property and equipment, net				0
Goodwill				0
Intangible Assets, Net (Excluding Goodwill)				0
Assets				147
Trade payables				38
Long-term Debt, Current Maturities				(1,814)
Accrued interest				(6)
Accrued income taxes				0
Deferred Tax Liabilities, Net, Current				0
Accrued Salaries, Current				12
Accrued expenses and other liabilities				(25)
Liabilities, Current				(1,795)
Long-term Debt, Excluding Current Maturities				1,159
Pension liabilities				165
Deferred income taxes				57
Other liabilities				9
Liabilities Subject to Compromise				(2,026)
Liabilities				(2,431)
Common Stock (Successor)				0
Common Stock (Predecessor)				0
Additional paid-in capital (Predecessor)				(713)
Accumulated other comprehensive income				0
Accumulated deficit				2,434
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				2,578
Noncontrolling interests				147
Fresh start adjustments [Member]
Fresh-Start Adjustment [Line Items]
Issuance of Successor Company common stock				0
Cash and Cash Equivalents, at Carrying Value				0
Accounts receivable				0
Inventory, Raw Materials, Net of Reserves				3
Inventory, Finished Goods, Net of Reserves				15
Deferred income taxes				(11)
Other current assets				0
Assets, Current				7
Equity Method Investments				8
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent				5
Other Assets, Noncurrent				0
Land				8
Buildings and Improvements, Gross				(74)
Machinery and Equipment, Gross				(684)
Property, Plant and Equipment, Gross				(750)
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment				(1,050)
Property and equipment, net				300
Goodwill				(134)
Intangible Assets, Net (Excluding Goodwill)				(26)
Assets				212
Trade payables				0
Long-term Debt, Current Maturities				0
Accrued interest				0
Accrued income taxes				0
Deferred Tax Liabilities, Net, Current				9
Accrued Salaries, Current				0
Accrued expenses and other liabilities				6
Liabilities, Current				15
Long-term Debt, Excluding Current Maturities				0
Pension liabilities				41
Deferred income taxes				28
Other liabilities				5
Liabilities Subject to Compromise				0
Liabilities				89
Common Stock (Successor)				0
Common Stock (Predecessor)				0
Additional paid-in capital (Predecessor)				0
Accumulated other comprehensive income				211
Accumulated deficit				334
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				123
Noncontrolling interests				212
Successor [Member]
Fresh-Start Adjustment [Line Items]
Issuance of Successor Company common stock											857
Cash and Cash Equivalents, at Carrying Value				80							253
excess working capital				124
Fair value of non debt and non pension assets				646
Accounts receivable											335
Inventory, Raw Materials, Net of Reserves											134
Inventory, Finished Goods, Net of Reserves											330
Deferred income taxes											54
Other current assets											74
Assets, Current											1,180
Equity Method Investments											18
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent											9
Other Assets, Noncurrent											24
Land											79
Buildings and Improvements, Gross											297
Machinery and Equipment, Gross											795
Property, Plant and Equipment, Gross											1,171
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment											0
Property and equipment, net											1,171
Goodwill				224
Intangible Assets, Net (Excluding Goodwill)											(424)
Assets											3,050
Trade payables											298
Long-term Debt, Current Maturities											36
Accrued interest											0
Accrued income taxes											5
Deferred Tax Liabilities, Net, Current											18
Accrued Salaries, Current											56
Accrued expenses and other liabilities											67
Liabilities, Current											480
Long-term Debt, Excluding Current Maturities											1,166
Pension liabilities											339
Deferred income taxes											140
Other liabilities											68
Liabilities Subject to Compromise											0
Liabilities											2,193
Common Stock (Successor)											0
Common Stock (Predecessor)											0
Additional paid-in capital (Predecessor)											0
Accumulated other comprehensive income											0
Accumulated deficit											0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest											857
Noncontrolling interests											3,050
enterprise value				2,200
Reorganization Value				3,050
pension liability remeasurement											(47)
Other assets and intangibles remeasurement											21
tax impact on fresh start											(43)
Fresh-Start Adjustment, Increase (Decrease), Stockholders' Equity											$ 334
DIP Term Loan [Member]
Fresh-Start Adjustment [Line Items]
Repayments of Long-term Debt				(300)
DIP ABL [Member]
Fresh-Start Adjustment [Line Items]
Repayments of Long-term Debt				(144)
Cash Flow facility [Member]
Fresh-Start Adjustment [Line Items]
Repayments of Long-term Debt				$ (20)

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.